Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000245547 | Shell plcADR
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000245547 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000245547 | ARC Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000245547 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000245547 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000245547 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000245547 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000245547 | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000245547 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000245547 | Alcoa Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245547 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	23.79%
C000245547 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000245547 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	8.79%
C000245547 | Steel
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000245547 | Gold
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000245547 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000245547 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000245547 | Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000245547 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000245547 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000251129 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000251129 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000251129 | Alibaba Group Holding Ltd.ADR
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000251129 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.77%
C000251129 | SK Square Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251129 | Reliance Industries Ltd.GDR
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000251129 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000251129 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000251129 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000251129 | Petroleo Brasileiro SAADR
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000251129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.67%
C000251129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.92%
C000251129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000251129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.01%
C000251129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000251129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000251129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000251129 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000251129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000251129 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	21.69%
C000251129 | China
Holdings [Line Items]
Percent of Net Asset Value	20.69%
C000251129 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.26%
C000251129 | India
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000251129 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000251129 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000251129 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000251129 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000251129 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000251129 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000249711 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.18%
C000249711 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.03%
C000249711 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000249711 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.16%
C000249711 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000249711 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000249711 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000249711 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000249711 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000249711 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000249711 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.85%
C000249711 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000249711 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000249711 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000249711 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000249711 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000249711 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000249711 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000245546 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000245546 | National Grid plc
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000245546 | Auckland International Airport Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000245546 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000245546 | United Utilities Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000245546 | Enav SpA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000245546 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000245546 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000245546 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245546 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000245546 | Electric Utility
Holdings [Line Items]
Percent of Net Asset Value	27.33%
C000245546 | Airports
Holdings [Line Items]
Percent of Net Asset Value	17.46%
C000245546 | Energy Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.56%
C000245546 | Water
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000245546 | Electricity & Gas Distribution
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245546 | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000245546 | Communications Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000245546 | Electricity Transmission
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000245546 | Electricity Generation
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000245546 | Seaports
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000245546 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000245546 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000245546 | United States
Holdings [Line Items]
Percent of Net Asset Value	36.66%
C000245546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.88%
C000245546 | Spain
Holdings [Line Items]
Percent of Net Asset Value	11.58%
C000245546 | Italy
Holdings [Line Items]
Percent of Net Asset Value	9.78%
C000245546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000245546 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000245546 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245546 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256891 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.05%
C000256891 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.59%
C000256891 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000256891 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000256891 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000256891 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000256891 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000256891 | Utility Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000256891 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256891 | Building Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000256891 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000256891 | California
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000256891 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000256891 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000256891 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.29%
C000256891 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	5.72%
C000256891 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000256891 | Texas
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000256891 | Iowa
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000256891 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000245548 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.54%
C000245548 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000245548 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000245548 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.57%
C000245548 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000245548 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000245548 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000245548 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000245548 | California
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000245548 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000245548 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.19%
C000245548 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000245548 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000245548 | Water & Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.86%
C000245548 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000245548 | Housing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000245548 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	13.79%
C000245548 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000245548 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000245548 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000245548 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.84%